Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 455,000
Previously Paid Amount	0.00
Total Fee Amount	62.84
Total Offset Amount	0.00
Net Fee	62.84
Narrative - Max Aggregate Offering Price	$ 455,000
Final Prospectus	true